Condensed Financial Statements of Kentucky First Federal Bancorp (Tables)	12 Months Ended
Jun. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of Balance Sheets
	2019	2018
ASSETS
Interest-bearing deposits in First Federal of Hazard	$1,168	$794
Interest-bearing deposits in First Federal of Kentucky	1,057	808
Other interest-bearing deposits	30	23
Investment in First Federal of Hazard	18,366	18,342
Investment in Frankfort First	44,740	46,526
Prepaid expenses and other assets	939	742

Total assets	$66,300	$67,235

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	$22	$32
Total liabilities	22	32

Shareholders' equity	66,278	67,203

Total liabilities and shareholders' equity	$66,300	$67,235

Schedule of Statements of Income
	2019	2018
Income
Interest income	$54	$68
Dividends from First Federal of Hazard	740	133
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(224)	172
Dividends from Frankfort First	2,499	1,070
Equity in undistributed (excess distributed) earnings of Frankfort First	(1,981)	185
Total income	1,815	1,628

Non-interest expenses	382	402

Earnings before income taxes	941	1,226

Federal income tax benefit	(106)	(97)

Net income	812	1,323
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $1 and $(1) in 2019 and 2018, respectively	4	(1)
Comprehensive income	$816	$1,322

Schedule of Statements of Cash Flows
	2019	2018
Cash flows from operating activities:
Net earnings for the year	$812	$1,323
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	2,205	(357)
Noncash compensation expense	158	188
Depreciation	11	--
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(206)	(23)
Other liabilities	(10)	(8)
Net cash provided by operating activities	2,970	1,123

Cash flows from investing activities:
Additions to premises and equipment, net	--	(49)
Net cash used in investing activities	--	(49)

Cash flows from financing activities:
Treasury stock purchases	(904)	--
Dividends paid on common stock	(1,436)	(1,453)
Net cash used in financing activities	(2,340)	(1,453)

Net increase (decrease) in cash and cash equivalents	630	(379)

Cash and cash equivalents at beginning of year	1,625	2,004

Cash and cash equivalents at end of year	$2,255	$1,625